Trade payables and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of trade and other payables
Details of trade and other payables

	As of December 31,
(in thousands of euros)	2021	2020
Accrued expenses - clinical trials	1,486	1,532
Trade payables & other accruals	4,996	5,574
Total trade and other payables	6,482	7,106

Disclosure of other current liabilities	Other current liabilities

	As of December 31,
(in thousands of euros)	2021	2020
Tax liabilities	258	283
Payroll tax and other payroll liabilities	4,820	6,248
Other payables	453	491
Other current liabilities	5,531	7,022

Disclosure of deferred income and contract liabilities	Deferred revenues and contract liabilities

	As of December 31,
(in thousands of euros)	2021	2020
Deferred revenues and contract liabilities	16,518	—
Deferred revenues and contract liabilities	16,518	—